INCOME TAXES (Details) - CIK 0001822935 Healthcare Capital Corp - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S. federal net operating loss	$ 184,461	$ 1,374
Valuation allowance	$ 313,432	$ 289